PROMISSORY NOTES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Feb. 21, 2020	Oct. 23, 2019
Loaned amount			$ 20,000	$ 50,000
Accrued interest	$ 1,359	$ 1,360
Outstanding principal balance	$ 50,000	$ 50,000
Description of non-convertible promissory note	The October Note bears interest at a fixed rate of 14% per annum, computed based on a 360-day year of twelve 30-day months, which interest will be payable quarterly until the maturity date.	The Note bears interest at a fixed rate of 14% per annum, computed based on a 360-day year of twelve 30-day months, which interest will be payable quarterly until the Maturity Date.
February 21, 2020 Note [Member]
Accrued interest	$ 260
Outstanding principal balance	$ 20,000
Description of non-convertible promissory note	The February Note bears interest at a fixed rate of 12% per annum, computed based on a 360-day year of twelve 30-day months, which interest will be payable quarterly until the maturity date.